[Letterhead of ING Americas U.S. Legal Services]

September 13, 2001

Via EDGARLink

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re: ReliaStar Select Variable Account: File No. 811-03341; CIK No. 0000356778
      Northstar Variable Account: File No. 811-08224; CIK No. 0000916201
      ReliaStar Select*Life Variable Account: File No. 811-04208; CIK No. 0000897899

Commissioners:

As required by Rule 30d-2 under the Investment Company Act of 1940, as amended, (the "Act"), ReliaStar Select Variable Account, Northstar Variable Account and ReliaStar Select*Life Variable Account, each a unit investment trust, registered under the Act, recently mailed to its contract owners the semi-annual reports for the underlying management investment companies (the "Underlying Funds"). This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act.

Pursuant to Rule 30b2-1 under the Act, the Underlying Funds have filed their annual reports with the Commission via EDGARLink. Those filings are incorporated herein by reference.

Please do not hesitate to call me at (303) 860-2127 with any questions.

Sincerely,

/s/ J. Neil McMurdie

J. Neil McMurdie
Counsel